Segment Reporting (Schedule Of Financial Information Concerning Reportable Segments) (Details)	12 Months Ended
Dec. 31, 2018
Graphite Electrodes | Product Concentration Risk | Sales Revenue, Net
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	95.00%